Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Changes in Goodwill by Business Segment
The table below shows the changes in goodwill by business segment for the fiscal years ended March 31, 2024 and 2023.

	Retail Business Unit	Global Business Unit	Head office account and others	Total

	(In millions)
Gross amount of goodwill (1)	¥61,952	¥4,977	¥434,372	¥501,301
Accumulated impairment losses (1)	—	—	(105,022)	(105,022)

Net carrying amount at April 1, 2022	61,952	4,977	329,350	396,279

Transfer of Business Segment (2)	—	190,986	(190,986)	—
Impairment losses	—	—	(126,151)	(126,151)
Exchange differences	—	1,413	465	1,878

Net carrying amount	61,952	197,376	12,678	272,006
Gross amount of goodwill (1)	61,952	197,376	55,076	314,404
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at March 31, 2023	61,952	197,376	12,678	272,006

Acquisitions	—	10,986	—	10,986
Exchange differences	—	21,572	—	21,572

Net carrying amount	61,952	229,934	12,678	304,564
Gross amount of goodwill (1)	61,952	229,934	55,076	346,962
Accumulated impairment losses (1)	—	—	(42,398)	(42,398)

Net carrying amount at March 31, 2024	¥61,952	¥229,934	¥12,678	¥304,564

(1)	The goodwill where all amounts have been impaired is excluded from the gross amount of goodwill and accumulated impairment losses.
(2)
The business segment of SMFG India Credit Company Limited and its consolidated subsidiary was changed from the Head office account and others to the Global Business Unit from the beginning of the fiscal year ended March 31, 2023.

Key Assumptions Used in Impairment Testing
The key assumptions used for the value in use calculations for the fiscal years ended March 31, 2024 and 2023 were as follows:

	SMBC Nikko Securities	SMBC Consumer Finance	SMDAM	SMFG India Credit Company Limited
For the fiscal year ended March 31, 2024:
Pre-tax discount rate	—%	8.04%	11.90%	16.80%
Growth rate	—%	1.00%	1.80%	8.00%
For the fiscal year ended March 31, 2023:
Pre-tax discount rate	7.90%	8.95%	11.30%	17.60%
Growth rate	1.00%	1.00%	1.00%	8.10%

Changes in Other Intangible Assets
The table below shows the changes in other intangible assets for the fiscal years ended March 31, 2024 and 2023.

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	¥841,775	¥467,821	¥188,183	¥56,693	¥110,355	¥1,664,827
Accumulated amortization and impairment losses	(525,900)	(323,227)	(127,924)	(47,706)	(43,500)	(1,068,257)

Net carrying amount at April 1, 2022	315,875	144,594	60,259	8,987	66,855	596,570

Additions	124,596	64,552	—	—	15,166	204,314
Acquisition of subsidiaries and businesses	—	—	—	—	—	—
Disposals	(819)	(1,389)	—	—	(3,029)	(5,237)
Amortization	(90,292)	(52,411)	(13,006)	(621)	(11,591)	(167,921)
Impairment losses	(17)	(6,162)	(2,524)	—	(665)	(9,368)
Exchange differences	471	1,752	667	417	1,089	4,396
Others	2,120	18,675	—	—	(10,527)	10,268

Net carrying amount	351,934	169,611	45,396	8,783	57,298	633,022

Cost	859,742	511,135	181,499	52,903	89,842	1,695,121
Accumulated amortization and impairment losses	(507,808)	(341,524)	(136,103)	(44,120)	(32,544)	(1,062,099)

Net carrying amount at March 31, 2023	351,934	169,611	45,396	8,783	57,298	633,022

Additions	155,209	79,349	—	—	29,607	264,165
Acquisition of subsidiaries and businesses	—	3,584	—	—	4,094	7,678
Disposals	(1,091)	(3,522)	—	—	(1,233)	(5,846)
Amortization	(96,503)	(59,194)	(12,339)	(653)	(14,444)	(183,133)
Impairment losses	(2)	(928)	—	(8,718)	—	(9,648)
Exchange differences	1,150	3,773	1,290	588	1,344	8,145
Others	(46)	19,943	—	—	(13,296)	6,601

Net carrying amount	410,651	212,616	34,347	—	63,370	720,984

	Internally generated software	Purchased software	Contractual customer relationships	Trademarks	Other intangibles	Total

	(In millions)
Cost	967,957	659,496	177,361	41,828	108,611	1,955,253
Accumulated amortization and impairment losses	(557,306)	(446,880)	(143,014)	(41,828)	(45,241)	(1,234,269)

Net carrying amount at March 31, 2024	¥410,651	¥212,616	¥34,347	¥—	¥63,370	¥720,984